Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net periodic benefit cost
Net periodic pension benefit cost	$ 326	$ 282	$ 168
Defined benefit pension plan cost [Member]
Net periodic benefit cost
Net periodic pension benefit cost	51	40	21
Defined contribution plan cost [Member]
Net periodic benefit cost
Net periodic pension benefit cost	252	217	118
Other postretirement benefit plan cost [Member]
Net periodic benefit cost
Net periodic pension benefit cost	$ 23	$ 25	$ 29